Summary of Significant Accounting Policies (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted average number of common shares outstanding:
Basic	47,779	45,122	38,206
Diluted	48,337	45,384	38,206
Stock options [Member]
Weighted average number of common shares outstanding:
Dilutive effect
Restricted stock [Member]
Weighted average number of common shares outstanding:
Dilutive effect	558	262